Schedule of investments

Delaware Tax-Free Idaho Fund May 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.44%
Corporate Revenue Bonds - 3.20%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$1,194,638
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,008,960
		3,203,598
Education Revenue Bonds - 15.29%
Boise State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	574,820
Series A 5.00% 4/1/48	1,000,000	1,168,250
Idaho Housing & Finance Association
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	974,410
Series A 144A 6.00% 7/1/39 #	370,000	415,491
Series A 144A 6.00% 7/1/49 #	595,000	658,701
Series A 144A 6.00% 7/1/54 #	570,000	628,984
(Idaho Arts Charter School Project)
Series A 5.00% 12/1/38	1,000,000	1,053,480
Series A 144A 5.00% 12/1/46 #	1,000,000	1,033,830
(North Star Charter School Project)
Capital Appreciation Subordinate Series B 144A
4.88% 7/1/49 #^	2,888,155	384,009
Series A 6.75% 7/1/48	529,151	556,090
(Victory Charter School Project) Series B 5.00% 7/1/39	1,000,000	1,067,000
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,275,000	1,352,048
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,729,546
5.00% 4/1/40	190,000	228,830
5.00% 4/1/43	250,000	298,930
5.00% 4/1/44	250,000	298,190
University of Idaho
Series 2011 5.25% 4/1/41 •	1,670,000	1,729,168
Series A 5.00% 4/1/41	1,000,000	1,180,260
		15,332,037
Electric Revenue Bonds - 4.17%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,348,560
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	1,063,980
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	46,313
Series AAA 5.25% 7/1/25 ‡	45,000	27,900

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Schedule of investments

Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	345,000	$213,900
Series WW 5.00% 7/1/28 ‡	320,000	197,600
Series XX 4.75% 7/1/26 ‡	50,000	30,625
Series XX 5.25% 7/1/40 ‡	135,000	83,700
Series XX 5.75% 7/1/36 ‡	175,000	109,375
Series ZZ 4.75% 7/1/27 ‡	40,000	24,500
Series ZZ 5.25% 7/1/24 ‡	60,000	37,200
		4,183,653
Healthcare Revenue Bonds - 9.03%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	1,350,000	1,490,251
(St. Luke’s Health System Project)
Series A 5.00% 3/1/27	1,000,000	1,205,300
Series A 5.00% 3/1/47	1,500,000	1,553,895
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	1,000,000	1,084,960
Series ID 5.00% 12/1/46	750,000	860,737
(Valley Vista Care Corporation)
Series A 5.25% 11/15/37	1,005,000	883,566
Series A 5.25% 11/15/47	1,130,000	925,459
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
Series A 6.00% 7/1/33	1,020,000	1,052,773
		9,056,941
Housing Revenue Bonds - 4.68%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	837,947	900,156
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A 3.05% 7/1/39 (GNMA)	1,665,000	1,762,153
Series A 3.25% 1/1/43 (GNMA)	820,000	866,740
	330,000	330,670
Series C 3.00% 1/1/43 (FHA)	800,000	833,392
		4,693,111
Lease Revenue Bonds - 11.25%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	869,647
5.00% 12/15/32	750,000	865,230

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters Office
Project)
4.00% 12/1/36	650,000	$781,241
4.00% 12/1/39	1,545,000	1,839,431
4.00% 12/1/42	1,300,000	1,529,398
4.00% 12/1/44	250,000	291,513
(Idaho Department of Fish & Game Nampa Regional
Office Project) 5.00% 12/1/41	200,000	247,860
Idaho Housing & Finance Association Economic
Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	1,350,000	1,384,668
Series A 7.00% 2/1/36	1,500,000	1,534,500
Idaho State Building Authority Revenue
(Capitol Mall Parking Project)
Series A 4.50% 9/1/26	485,000	544,747
Series A 4.50% 9/1/27	505,000	566,095
(Department of Health & Welfare Project) Series B
4.00% 9/1/48	750,000	823,687
		11,278,017
Local General Obligation Bonds - 23.41%
Ada & Boise Counties Independent School District Boise
City
5.00% 8/1/33	1,010,000	1,250,905
5.00% 8/1/34	1,500,000	1,852,815
5.00% 8/1/35	1,160,000	1,427,612
5.00% 8/1/36	500,000	613,265
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/33	1,000,000	1,246,000
Series B 5.00% 9/15/35	1,100,000	1,361,624
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,473,697
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,731,158
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,816,425
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,140,270
Series B 5.00% 9/15/24	1,480,000	1,637,605

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Schedule of investments

Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	$614,715
Series A 4.00% 9/15/37	1,000,000	1,145,030
Series C 5.00% 9/15/42	500,000	614,940
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	1,329,404
Series B 5.00% 8/15/26	500,000	633,210
Nez Perce County Independent School District No. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	1,231,520
Series B 5.00% 9/15/37	1,000,000	1,226,760
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37	1,000,000	1,132,370
		23,479,325
Pre-Refunded Bonds - 6.78%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37-22§	1,250,000	1,333,887
Series A 5.00% 4/1/42-22§	1,350,000	1,465,223
Idaho Health Facilities Authority Revenue
(Trinity Health Credit Group)
Series D 4.50% 12/1/37-20§	1,385,000	1,414,722
Series ID 5.00% 12/1/32-22§	1,000,000	1,093,100
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40-22§	250,000	277,073
Nampa Development Corporation Revenue
(Library Square Project) 144A 5.00% 9/1/31-24#§	1,000,000	1,217,150
		6,801,155
Special Tax Revenue Bonds - 15.86%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	553,121
Series A 5.25% 1/1/36	705,000	718,874
Series B-1 5.00% 1/1/42	1,425,000	1,443,525
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,908,844
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,501,815
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	875,000	867,353
Series A-1 4.75% 7/1/53	3,485,000	3,399,687

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.931% 7/1/46 ^	1,530,000	$397,234
Series A-1 5.00% 7/1/58	1,531,000	1,535,991
Series A-1 6.801% 7/1/51 ^	3,285,000	623,165
Series A-2 4.329% 7/1/40	730,000	702,625
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) 5.00% 10/1/29
(AGM)	250,000	253,558
		15,905,792
State General Obligation Bonds - 1.63%
Commonwealth of Puerto Rico
Series A 5.00% 7/1/24 ‡	210,000	130,988
Series A 5.00% 7/1/41 ‡	325,000	180,781
Series A 5.25% 7/1/34 ‡	175,000	105,656
Series A 5.375% 7/1/33 ‡	365,000	227,213
Series A 8.00% 7/1/35 ‡	610,000	333,975
Series B 5.00% 7/1/35 ‡	145,000	90,444
Series B 5.75% 7/1/38 ‡	460,000	281,175
Series C 6.00% 7/1/39 ‡	465,000	288,881
		1,639,113
Transportation Revenue Bonds - 2.85%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/20 (AGM) (AMT)	500,000	505,700
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,247,929
Idaho Housing & Finance Association
(Federal Highway Trust Fund) Series A 5.00% 7/15/31	80,000	100,517
		2,854,146
Water & Sewer Revenue Bonds - 1.29%
Guam Government Waterworks Authority
5.00% 7/1/40	370,000	399,389
5.00% 1/1/46	835,000	892,941
		1,292,330
Total Municipal Bonds (cost $96,626,317)		99,719,218

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Schedule of investments

Delaware Tax-Free Idaho Fund (Unaudited)

	Number of shares	Value (US $)
Short-Term Investment – 0.06%
Money Market Mutual Fund - 0.06%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield -0.03%)	65,118	$65,118
Total Short-Term Investment (cost $65,118)		65,118
Total Value of Securities – 99.50%
(cost $96,691,435)		99,784,336
Receivables and Other Assets Net of Liabilities – 0.50%		500,096
Net Assets Applicable to 8,865,085 Shares Outstanding – 100.00%		$100,284,432

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2020, the aggregate value of Rule 144A securities was $5,312,575, which represents
5.30% of the Fund’s net assets.
§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
May 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
^ Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association collateral
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

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